UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM JENNISON EQUITY INCOME FUND

(Formerly known as Prudential Jennison Equity Income Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Equity Income Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Equity Income Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Equity Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.27	3.61	6.63	7.19	—
Class B	1.87	3.78	6.88	6.99	—
Class C	1.91	7.84	7.05	7.00	—
Class R	2.11	9.34	7.58	N/A	8.45 (1/18/11)
Class Z	2.41	9.92	8.11	N/A	8.98 (8/22/08)
Class R6**	2.46	10.01	8.24	N/A	9.10 (1/18/11)
Lipper Equity Income Funds Index***
	1.82	8.93	9.73	7.21	—
S&P 500 Index
	3.82	13.26	12.95	9.01	—
Lipper Equity Income Funds Average
	2.15	8.57	9.15	7.32	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

***Returns for the Lipper Equity Income Funds Index reflect the expenses of the mutual funds included in the Index.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Lipper Equity Income Funds Index—Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the US diversified equity fund universe. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R and Class R6 shares is 10.45% and 8.38% for Class Z shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R and Class R6 shares is 12.82% and 10.12% for Class Z shares.

PGIM Jennison Equity Income Fund	7

Your Fund’s Performance (continued)

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Income Funds universe for the periods noted. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R and Class R6 shares is 9.93% and 8.27% for Class Z shares.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if it included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average and the Lipper Equity Income Funds Index reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
JPMorgan Chase & Co., Banks	3.7
Bank of America Corp., Banks	3.7
BB&T Corp., Banks	3.2
Dr. Pepper Snapple Group, Inc., Beverages	2.9
PNC Financial Services Group, Inc. (The), Banks	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Banks	16.9
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	6.4
Aerospace & Defense	5.8
Hotels, Restaurants & Leisure	5.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Equity Income Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Equity Income Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,022.70	1.18%	$5.92
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
Class B	Actual	$1,000.00	$1,018.70	1.99%	$9.96
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class C	Actual	$1,000.00	$1,019.10	1.90%	$9.51
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class R	Actual	$1,000.00	$1,021.10	1.51%	$7.57
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55
Class Z	Actual	$1,000.00	$1,024.10	0.92%	$4.62
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
Class R6**	Actual	$1,000.00	$1,024.60	0.80%	$4.02
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund's fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 93.2%

Aerospace & Defense 5.8%
Boeing Co. (The)	85,296	$28,451,334
General Dynamics Corp.	109,106	21,964,129
Lockheed Martin Corp.	105,724	33,920,488
Safran SA (France)	166,815	19,565,731

		103,901,682

Air Freight & Logistics 1.2%
FedEx Corp.	84,211	20,816,959

Banks 15.3%
Bank of America Corp.	2,198,038	65,765,297
BB&T Corp.	1,077,005	56,865,864
JPMorgan Chase & Co.	616,055	67,014,463
PNC Financial Services Group, Inc. (The)	355,732	51,798,137
SunTrust Banks, Inc.	500,599	33,440,013

		274,883,774

Beverages 4.7%
Coca-Cola Co. (The)	334,171	14,439,529
Diageo PLC (United Kingdom), ADR	115,965	16,462,391
Dr. Pepper Snapple Group, Inc.	440,370	52,826,785

		83,728,705

Biotechnology 1.2%
AbbVie, Inc.	223,363	21,565,698

Capital Markets 3.2%
Goldman Sachs Group, Inc. (The)	98,386	23,448,335
Moelis & Co. (Class A Stock)	621,227	33,422,013

		56,870,348

Chemicals 3.2%
Air Products & Chemicals, Inc.	135,219	21,944,691
Akzo Nobel NV (Netherlands)	162,772	14,740,342
DowDuPont, Inc.	338,591	21,412,495

		58,097,528

Communications Equipment 2.1%
Cisco Systems, Inc.	866,012	38,355,671

See Notes to Financial Statements.

PGIM Jennison Equity Income	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Financial Services 0.0%
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	$631,888

Electric Utilities 1.3%
Exelon Corp.	592,046	23,492,385

Electrical Equipment 1.6%
Emerson Electric Co.	428,157	28,433,906

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.	98,185	13,388,507

Food & Staples Retailing 1.5%
Walmart, Inc.	315,657	27,923,018

Food Products 1.7%
Conagra Brands, Inc.	823,728	30,535,597

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	313,092	18,200,038
Koninklijke Philips NV (Netherlands), ADR	297,754	12,571,174
Zimmer Biomet Holdings, Inc.	130,661	15,048,227

		45,819,439

Health Care Providers & Services 0.5%
UnitedHealth Group, Inc.	38,447	9,088,871

Hotels, Restaurants & Leisure 5.8%
Carnival Corp.	191,367	12,067,603
International Game Technology PLC	1,225,486	34,644,489
McDonald’s Corp.	112,671	18,865,632
MGM Resorts International	539,398	16,947,885
Starbucks Corp.	368,994	21,242,985

		103,768,594

Independent Power & Renewable Electricity Producers 1.1%
NRG Energy, Inc.	645,054	19,996,674

Industrial Conglomerates 1.3%
Honeywell International, Inc.	160,573	23,231,702

Insurance 1.2%
MetLife, Inc.	473,518	22,572,603

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services 3.7%
DXC Technology Co.	467,107	$48,140,047
Mastercard, Inc. (Class A Stock)	102,539	18,279,628

		66,419,675

Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	137,531	28,929,646

Machinery 1.4%
Caterpillar, Inc.	175,566	25,344,708

Media 2.7%
Time Warner, Inc.	227,481	21,565,199
Twenty-First Century Fox, Inc. (Class A Stock)	718,381	26,264,009

		47,829,208

Metals & Mining 1.4%
Rio Tinto PLC (United Kingdom), ADR(a)	464,911	25,546,859

Mortgage Real Estate Investment Trusts (REITs) 1.3%
MFA Financial, Inc.	2,050,197	15,417,481
Starwood Property Trust, Inc.	346,851	7,269,997

		22,687,478

Multi-Utilities 0.3%
Public Service Enterprise Group, Inc.	105,658	5,510,065

Oil, Gas & Consumable Fuels 8.7%
Anadarko Petroleum Corp.	305,076	20,537,717
BP PLC (United Kingdom), ADR	987,175	44,018,133
Cheniere Energy Partners LP Holdings LLC	1,700,653	47,448,219
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	638,477	44,629,542

		156,633,611

Pharmaceuticals 6.4%
Allergan PLC	103,471	15,898,319
AstraZeneca PLC (United Kingdom), ADR	501,715	17,825,934
Bristol-Myers Squibb Co.	777,972	40,555,681
Eli Lilly & Co.	228,088	18,491,094
Pfizer, Inc.	614,331	22,490,658

		115,261,686

See Notes to Financial Statements.

PGIM Jennison Equity Income	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Shares	Value
COMMON STOCKS (Continued)

Road & Rail 0.6%
CSX Corp.			178,027	$10,573,024

Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.			702,749	36,275,903
Texas Instruments, Inc.			177,165	17,969,846

				54,245,749

Software 2.7%
Microsoft Corp.			512,757	47,953,035

Specialty Retail 1.6%
Home Depot, Inc. (The)			158,179	29,231,479

Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc. (Class B Stock)			135,460	9,264,109
Tapestry, Inc.			451,132	24,257,368

				33,521,477

TOTAL COMMON STOCKS (cost $1,326,917,565)				1,676,791,249

PREFERRED STOCKS 3.6%

Electronic Equipment, Instruments & Components 0.9%
Belden, Inc., Series B, CVT, 6.750%(a)			191,035	16,583,748

Internet Software & Services 1.8%
Mandatory Exchangeable Trust (China), CVT, 5.750%, 144A			163,259	32,925,308

Multi-Utilities 0.9%
Sempra Energy, Series A, CVT, 6.000%			146,278	15,041,767

TOTAL PREFERRED STOCKS (cost $56,289,457)				64,550,823

			Principal Amount (000)#
CONVERTIBLE BOND 1.6%

Banks
Goldman Sachs DXC Technology Co., Sr. Unsec’d. Notes, 144A^ (cost $25,047,701)	1.655%	5/10/18	27,505	28,336,510

TOTAL LONG-TERM INVESTMENTS (cost $1,408,254,723)				1,769,678,582

See Notes to Financial Statements.

14

Description	Shares	Value
SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	23,935,420	$23,935,420
Prudential Investment Portfolios 2 - PGIM Institutional Money Market (cost $161,853; includes $152,002 of cash collateral for securities on loan)(b)(w)	161,871	161,871

TOTAL SHORT-TERM INVESTMENTS (cost $24,097,273)		24,097,291

TOTAL INVESTMENTS 99.7% (cost $1,432,351,996)		1,793,775,873
Other assets in excess of liabilities 0.3%		4,755,967

NET ASSETS 100.0%		$1,798,531,840

The following abbreviations are used in the semiannual report.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $28,968,398 and 1.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $143,705; cash collateral of $152,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate cost of the restricted security is $2,000,000. The aggregate value, $631,888, is approximately 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Equity Income	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$84,335,951	$19,565,731	$—
Air Freight & Logistics	20,816,959	—	—
Banks	274,883,774	—	—
Beverages	83,728,705	—	—
Biotechnology	21,565,698	—	—
Capital Markets	56,870,348	—	—
Chemicals	43,357,186	14,740,342	—
Communications Equipment	38,355,671	—	—
Diversified Financial Services	—	—	631,888
Electric Utilities	23,492,385	—	—
Electrical Equipment	28,433,906	—	—
Equity Real Estate Investment Trusts (REITs)	13,388,507	—	—
Food & Staples Retailing	27,923,018	—	—
Food Products	30,535,597	—	—
Health Care Equipment & Supplies	45,819,439	—	—
Health Care Providers & Services	9,088,871	—	—
Hotels, Restaurants & Leisure	103,768,594	—	—
Independent Power & Renewable Electricity Producers	19,996,674	—	—
Industrial Conglomerates	23,231,702	—	—
Insurance	22,572,603	—	—
IT Services	66,419,675	—	—
Life Sciences Tools & Services	28,929,646	—	—
Machinery	25,344,708	—	—
Media	47,829,208	—	—
Metals & Mining	25,546,859	—	—
Mortgage Real Estate Investment Trusts (REITs)	22,687,478	—	—
Multi-Utilities	5,510,065	—	—
Oil, Gas & Consumable Fuels	156,633,611	—	—
Pharmaceuticals	115,261,686	—	—
Road & Rail	10,573,024	—	—
Semiconductors & Semiconductor Equipment	54,245,749	—	—
Software	47,953,035	—	—
Specialty Retail	29,231,479	—	—
Textiles, Apparel & Luxury Goods	33,521,477	—	—
Preferred Stocks
Electronic Equipment, Instruments & Components	16,583,748	—	—
Internet Software & Services	32,925,308	—	—
Multi-Utilities	15,041,767	—	—
Convertible Bond	—	—	28,336,510
Affiliated Mutual Funds	24,097,291	—	—

Total	$1,730,501,402	$34,306,073	$28,968,398

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

16

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Bond
Balance as of 10/31/17	$707,901	$31,629,373
Realized gain (loss)	—	5,315,787
Change in unrealized appreciation (depreciation)	(76,013)	(1,761,626)
Purchases/Exchanges/Issuances	—	25,047,701
Sales/Paydowns	—	(31,894,725)
Accrued discounts/premiums	—	—
Transfers out of Level 3	—	—

Balance as of 4/30/18	$631,888	$28,336,510

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(76,013)	$3,288,809

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Common Stocks	$631,888	Mark-to-market (Index)	Discretionary adjustment rate
Convertible Bond	28,336,510	Market approach	Single broker indicative quote

	$28,968,398

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows:

Banks	16.9%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	6.4
Aerospace & Defense	5.8
Hotels, Restaurants & Leisure	5.8
Beverages	4.7
IT Services	3.7
Chemicals	3.2
Capital Markets	3.2%
Semiconductors & Semiconductor Equipment	3.0
Software	2.7
Media	2.7
Health Care Equipment & Supplies	2.5
Communications Equipment	2.1
Textiles, Apparel & Luxury Goods	1.9
Internet Software & Services	1.8

See Notes to Financial Statements.

PGIM Jennison Equity Income	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Industry (cont’d.)
Food Products	1.7%
Specialty Retail	1.6
Life Sciences Tools & Services	1.6
Electrical Equipment	1.6
Food & Staples Retailing	1.5
Metals & Mining	1.4
Machinery	1.4
Affiliated Mutual Funds (including 0.0% of collateral for securities on loan)	1.3
Electric Utilities	1.3
Industrial Conglomerates	1.3
Mortgage Real Estate Investment Trusts (REITs)	1.3
Insurance	1.2
Biotechnology	1.2
Air Freight & Logistics	1.2

Multi-Utilities	1.2%
Independent Power & Renewable Electricity Producers	1.1
Electronic Equipment, Instruments & Components	0.9
Equity Real Estate Investment Trusts (REITs)	0.7
Road & Rail	0.6
Health Care Providers & Services	0.5
Diversified Financial Services	0.0 *

99.7
Other assets in excess of liabilities	0.3

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$143,705	$(143,705)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $143,705:
Unaffiliated investments (cost $1,408,254,723)	$1,769,678,582
Affiliated investments (cost $24,097,273)	24,097,291
Receivable for investments sold	20,877,531
Dividends and interest receivable	2,090,473
Receivable for Fund shares sold	1,618,811
Tax reclaim receivable	1,394,986
Prepaid expenses	6,869

Total assets	1,819,764,543

Liabilities
Payable for investments purchased	14,516,882
Payable for Fund shares reacquired	4,040,378
Management fee payable	1,164,118
Distribution fee payable	683,578
Accrued expenses and other liabilities	606,647
Payable to broker for collateral for securities on loan	152,002
Affiliated transfer agent fee payable	69,098

Total liabilities	21,232,703

Net Assets	$1,798,531,840

Net assets were comprised of:
Common stock, at par	$112,989
Paid-in capital in excess of par	1,327,612,085

1,327,725,074
Undistributed net investment income	1,754,114
Accumulated net realized gain on investment and foreign currency transactions	107,636,006
Net unrealized appreciation on investments and foreign currencies	361,416,646

Net assets, April 30, 2018	$1,798,531,840

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share, ($630,669,080 ÷ 38,400,267 shares of common stock issued and outstanding)	$16.42
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.38

Class B
Net asset value, offering price and redemption price per share, ($63,563,841 ÷ 4,200,545 shares of common stock issued and outstanding)	$15.13

Class C
Net asset value, offering price and redemption price per share, ($581,844,470 ÷ 38,560,551 shares of common stock issued and outstanding)	$15.09

Class R
Net asset value, offering price and redemption price per share, ($31,758,649 ÷ 1,934,228 shares of common stock issued and outstanding)	$16.42

Class Z
Net asset value, offering price and redemption price per share, ($487,220,465 ÷ 29,682,251 shares of common stock issued and outstanding)	$16.41

Class R6
Net asset value, offering price and redemption price per share, ($3,475,335 ÷ 211,377 shares of common stock issued and outstanding)	$16.44

See Notes to Financial Statements.

PGIM Jennison Equity Income	21

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $405,120)	$26,722,464
Interest income	212,290
Affiliated dividend income	143,800
Income from securities lending, net (including affiliated income of $2,105)	22,247

Total income	27,100,801

Expenses
Management fee	7,511,698
Distribution fee(a)	4,654,551
Transfer agent’s fees and expenses (including affiliated expense of $158,647)(a)	1,093,960
Custodian and accounting fees	84,738
Registration fees(a)	67,294
Shareholders’ reports	59,041
Directors’ fees	23,856
Legal fees and expenses	15,286
Audit fee	13,418
Miscellaneous	30,987

Total expenses	13,554,829
Less: Fee waiver and/or expense reimbursement(a)	(8,289)
Distribution fee waiver(a)	(209,741)

Net expenses	13,336,799

Net investment income (loss)	13,764,002

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,834))	112,926,289
Foreign currency transactions	(99,297)

112,826,992

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(21))	(79,160,289)
Foreign currencies	85,326

(79,074,963)

Net gain (loss) on investment and foreign currency transactions	33,752,029

Net Increase (Decrease) In Net Assets Resulting From Operations	$47,516,031

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	996,741	376,811	3,150,146	130,853	—	—
Transfer agent’s fees and expenses	408,195	63,217	292,704	28,527	301,107	210
Registration fees	15,584	7,418	10,171	7,610	18,432	8,079
Fee waiver and/or expense reimbursement	—	—	—	—	—	(8,289)
Distribution fee waiver	(166,123)	—	—	(43,618)	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,764,002	$52,544,936
Net realized gain (loss) on investment and foreign currency transactions	112,826,992	213,115,670
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(79,074,963)	151,974,206

Net increase (decrease) in net assets resulting from operations	47,516,031	417,634,812

Dividends and Distributions
Dividends from net investment income
Class A	(5,769,097)	(19,379,438)
Class B	(411,661)	(1,803,533)
Class C	(3,734,327)	(14,362,936)
Class R	(249,215)	(841,494)
Class Z	(5,224,364)	(22,404,546)
Class R6	(34,789)	(121,274)

	(15,423,453)	(58,913,221)

Distributions from net realized gains
Class A	(22,507,577)	—
Class B	(2,817,681)	—
Class C	(23,261,213)	—
Class R	(1,208,024)	—
Class Z	(17,940,078)	—
Class R6	(107,043)	—

	(67,841,616)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	36,895,859	156,201,792
Net asset value of shares issued in reinvestment of dividends and distributions	72,008,544	49,868,593
Cost of shares reacquired	(303,233,834)	(1,895,076,368)

Net increase (decrease) in net assets from share transactions	(194,329,431)	(1,689,005,983)

Total increase (decrease)	(230,078,469)	(1,330,284,392)

Net Assets:
Beginning of period	2,028,610,309	3,358,894,701

End of period(a)	$1,798,531,840	$2,028,610,309

(a) Includes undistributed/(distributions in excess of) net investment income of:	$1,754,114	$3,413,565

See Notes to Financial Statements.

PGIM Jennison Equity Income	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was organized on March 5, 1997, as a Maryland Corporation and operates as a series company. The Company consists of two funds: PGIM Jennison Equity Income Fund and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds. These financial statements relate only to the PGIM Jennison Equity Income Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

24

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Equity Income	25

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes

26

recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

PGIM Jennison Equity Income	27

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

28

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable month at an annual rate of 0.825% of the average daily net assets of the Fund up to and including $500 million, 0.775% on the next $500 million, 0.75% on the next $1.5 billion, 0.70% on the next $5 billion, 0.675% on the next $2.5 billion and 0.65% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate, before any waivers and/or expense reimbursements, was 0.78% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.80% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.78% for the six months ended April 30, 2018.

PGIM Jennison Equity Income	29

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75%, of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively, through February 28, 2019.

PIMS has advised the Fund that it has received $221,765 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $38,951, and $4,182 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

30

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $8,487 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018 were $760,806,860 and $1,024,692,564, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$5,977,165	$943,825,862	$925,867,607	$—	$—	$23,935,420	23,935,420	$143,800
PGIM Institutional Money Market Fund	21,712,580	140,241,688	161,786,542	(21)	(5,834)	161,871	161,871	2,105

	$27,689,745	$1,084,067,550	$1,087,654,149	$(21)	$(5,834)	$24,097,291		$145,905

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$1,437,453,799

Gross Unrealized Appreciation	383,382,681
Gross Unrealized Depreciation	(27,060,607)

Net Unrealized Appreciation	$356,322,074

The book basis may differ from tax basis due to certain tax-related adjustments.

During the fiscal year ended October 31, 2017, the Fund utilized approximately $142,091,000 of its capital loss carryforward to offset capital gains.

PGIM Jennison Equity Income	31

Notes to Financial Statements (unaudited) (continued)

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $0.001 per share. Of the Company’s authorized capital stock, 2.770 billion authorized shares have been allocated to the Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 400 million, 20 million, 300 million, 75 million, 1,250 million, 650 million and 75 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

At reporting period end, eight shareholders of record held 73% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

32

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	871,625	$14,749,928
Shares issued in reinvestment of dividends and distributions	1,579,966	26,219,158
Shares reacquired	(4,772,241)	(80,423,493)

Net increase (decrease) in shares outstanding before conversion	(2,320,650)	(39,454,407)
Shares issued upon conversion from other share class(es)	748,213	12,853,118
Shares reacquired upon conversion into other share class(es)	(620,790)	(10,538,579)

Net increase (decrease) in shares outstanding	(2,193,227)	$(37,139,868)

Year ended October 31, 2017:
Shares sold	2,609,211	$40,491,177
Shares issued in reinvestment of dividends and distributions	1,109,269	17,456,780
Shares reacquired	(21,330,088)	(332,581,496)

Net increase (decrease) in shares outstanding before conversion	(17,611,608)	(274,633,539)
Shares issued upon conversion from other share class(es)	859,274	13,626,451
Shares reacquired upon conversion into other share class(es)	(14,039,855)	(218,923,813)

Net increase (decrease) in shares outstanding	(30,792,189)	$(479,930,901)

Class B
Six months ended April 30, 2018:
Shares sold	32,297	$497,691
Shares issued in reinvestment of dividends and distributions	170,261	2,609,611
Shares reacquired	(796,813)	(12,423,893)

Net increase (decrease) in shares outstanding before conversion	(594,255)	(9,316,591)
Shares reacquired upon conversion into other share class(es)	(680,522)	(10,806,665)

Net increase (decrease) in shares outstanding	(1,274,777)	$(20,123,256)

Year ended October 31, 2017:
Shares sold	104,937	$1,519,662
Shares issued in reinvestment of dividends and distributions	93,236	1,365,362
Shares reacquired	(2,325,197)	(33,983,697)

Net increase (decrease) in shares outstanding before conversion	(2,127,024)	(31,098,673)
Shares reacquired upon conversion into other share class(es)	(526,889)	(7,738,780)

Net increase (decrease) in shares outstanding	(2,653,913)	$(38,837,453)

Class C
Six months ended April 30, 2018:
Shares sold	561,392	$8,693,873
Shares issued in reinvestment of dividends and distributions	1,519,549	23,221,947
Shares reacquired	(4,961,910)	(77,015,457)

Net increase (decrease) in shares outstanding before conversion	(2,880,969)	(45,099,637)
Shares issued upon conversion from other share class(es)	1,386	21,965
Shares reacquired upon conversion into other share class(es)	(1,174,255)	(18,293,699)

Net increase (decrease) in shares outstanding	(4,053,838)	$(63,371,371)

Year ended October 31, 2017:
Shares sold	1,164,967	$16,744,026
Shares issued in reinvestment of dividends and distributions	818,973	11,940,476
Shares reacquired	(22,398,025)	(324,557,860)

Net increase (decrease) in shares outstanding before conversion	(20,414,085)	(295,873,358)
Shares reacquired upon conversion into other share class(es)	(5,009,805)	(72,754,069)

Net increase (decrease) in shares outstanding	(25,423,890)	$(368,627,427)

PGIM Jennison Equity Income	33

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended April 30, 2018:
Shares sold	67,525	$1,141,224
Shares issued in reinvestment of dividends and distributions	87,687	1,456,764
Shares reacquired	(427,057)	(7,227,897)

Net increase (decrease) in shares outstanding	(271,845)	$(4,629,909)

Year ended October 31, 2017:
Shares sold	263,332	$4,123,870
Shares issued in reinvestment of dividends and distributions	53,220	841,235
Shares reacquired	(853,039)	(13,479,022)

Net increase (decrease) in shares outstanding before conversion	(536,487)	$(8,513,917)
Shares reacquired upon conversion into other share class(es)	(681)	(10,786)

Net increase (decrease) in shares outstanding	(537,168)	$(8,524,703)

Class Z
Six months ended April 30, 2018:
Shares sold	691,941	$11,614,262
Shares issued in reinvestment of dividends and distributions	1,108,017	18,369,116
Shares reacquired	(7,420,480)	(125,395,300)

Net increase (decrease) in shares outstanding before conversion	(5,620,522)	(95,411,922)
Shares issued upon conversion from other share class(es)	1,629,122	27,594,111
Shares reacquired upon conversion into other share class(es)	(100,914)	(1,697,906)

Net increase (decrease) in shares outstanding	(4,092,314)	$(69,515,717)

Year ended October 31, 2017:
Shares sold	6,017,080	$92,026,614
Shares issued in reinvestment of dividends and distributions	1,162,565	18,165,242
Shares reacquired	(75,394,537)	(1,182,837,487)

Net increase (decrease) in shares outstanding before conversion	(68,214,892)	(1,072,645,631)
Shares issued upon conversion from other share class(es)	18,408,360	287,529,506
Shares reacquired upon conversion into other share class(es)	(142,248)	(2,240,211)

Net increase (decrease) in shares outstanding	(49,948,780)	$(787,356,336)

Class R6
Six months ended April 30, 2018:
Shares sold	11,790	$198,881
Shares issued in reinvestment of dividends and distributions	7,956	131,948
Shares reacquired	(44,541)	(747,794)

Net increase (decrease) in shares outstanding before conversion	(24,795)	(416,965)
Shares issued upon conversion from other share class(es)	51,575	867,655

Net increase (decrease) in shares outstanding	26,780	$450,690

Year ended October 31, 2017:
Shares sold	81,981	$1,296,443
Shares issued in reinvestment of dividends and distributions	6,322	99,498
Shares reacquired	(492,877)	(7,636,806)

Net increase (decrease) in shares outstanding before conversion	(404,574)	(6,240,865)
Shares issued upon conversion from other share class(es)	33,258	533,116
Shares reacquired upon conversion into other share class(es)	(1,342)	(21,414)

Net increase (decrease) in shares outstanding	(372,658)	$(5,729,163)

34

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 1 day that the Fund had loans outstanding during the period was $944,000, borrowed at a weighted average interest rate of 2.52%. The maximum loan balance outstanding during the period was $944,000. At April 30, 2018, the Fund did not have an outstanding loan balance.

PGIM Jennison Equity Income	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.75		$14.68	$16.59	$17.88	$16.84	$13.90
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.34	0.42	0.40	0.70	0.40
Net realized and unrealized gain (loss) on investments	0.25		2.11	(0.66)	(0.65)	1.77	3.01
Total from investment operations	0.39		2.45	(0.24)	(0.25)	2.47	3.41
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.38)	(0.44)	(0.34)	(0.70)	(0.47)
Distributions from net realized gains on investments	(0.57)		-	(1.23)	(0.70)	(0.73)	-
Total dividends and distributions	(0.72)		(0.38)	(1.67)	(1.04)	(1.43)	(0.47)
Net asset value, end of period	$16.42		$16.75	$14.68	$16.59	$17.88	$16.84
Total Return(a)	2.27%		16.88%	(1.00)%	(1.53)%	15.36%	25.14%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$630.7		$680.0	$1,048.0	$1,584.9	$1,751.8	$1,738.3
Average net assets (in millions)	$670.0		$808.6	$1,253.2	$1,745.2	$1,807.3	$1,458.7
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.18%	(e)	1.14%	1.16%	1.13%	1.13%	1.16%
Expenses before fee waivers and/or expense reimbursement	1.23%	(e)	1.19%	1.21%	1.18%	1.18%	1.21%
Net investment income (loss)	1.61%	(e)	2.18%	2.84%	2.31%	4.04%	2.63%
Portfolio turnover rate(g)	40%	(f)	75%	48%	76%	57%	91%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.49		$13.61	$15.51	$16.79	$15.90	$13.15
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.21	0.28	0.25	0.53	0.25
Net realized and unrealized gain (loss) on investments	0.23		1.95	(0.61)	(0.61)	1.67	2.87
Total from investment operations	0.30		2.16	(0.33)	(0.36)	2.20	3.12
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.28)	(0.34)	(0.22)	(0.58)	(0.37)
Distributions from net realized gains on investments	(0.57)		-	(1.23)	(0.70)	(0.73)	-
Total dividends and distributions	(0.66)		(0.28)	(1.57)	(0.92)	(1.31)	(0.37)
Net asset value, end of period	$15.13		$15.49	$13.61	$15.51	$16.79	$15.90
Total Return(a)	1.87%		15.98%	(1.73)%	(2.28)%	14.52%	24.16%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$63.6		$84.8	$110.6	$146.6	$173.7	$159.3
Average net assets (in millions)	$76.0		$100.0	$125.7	$164.6	$171.9	$119.3
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.99%	(e)	1.89%	1.91%	1.88%	1.88%	1.91%
Expenses before fee waivers and/or expense reimbursement	1.99%	(e)	1.89%	1.91%	1.88%	1.88%	1.91%
Net investment income (loss)	0.85%	(e)	1.45%	2.04%	1.56%	3.25%	1.81%
Portfolio turnover rate(g)	40%	(f)	75%	48%	76%	57%	91%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.45		$13.57	$15.47	$16.75	$15.87	$13.12
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.21	0.28	0.25	0.51	0.27
Net realized and unrealized gain (loss) on investments	0.23		1.95	(0.61)	(0.61)	1.68	2.85
Total from investment operations	0.30		2.16	(0.33)	(0.36)	2.19	3.12
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.28)	(0.34)	(0.22)	(0.58)	(0.37)
Distributions from net realized gains on investments	(0.57)		-	(1.23)	(0.70)	(0.73)	-
Total dividends and distributions	(0.66)		(0.28)	(1.57)	(0.92)	(1.31)	(0.37)
Net asset value, end of period	$15.09		$15.45	$13.57	$15.47	$16.75	$15.87
Total Return(a)	1.91%		16.03%	(1.73)%	(2.29)%	14.48%	24.22%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$581.8		$658.3	$923.4	$1,285.1	$1,302.2	$1,066.6
Average net assets (in millions)	$635.3		$786.3	$1,075.0	$1,353.4	$1,195.7	$851.3
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.90%	(e)	1.89%	1.91%	1.88%	1.88%	1.91%
Expenses before fee waivers and/or expense reimbursement	1.90%	(e)	1.89%	1.91%	1.88%	1.88%	1.91%
Net investment income (loss)	0.90%	(e)	1.45%	2.06%	1.56%	3.16%	1.87%
Portfolio turnover rate(g)	40%	(f)	75%	48%	76%	57%	91%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.75		$14.68	$16.58	$17.88	$16.84	$13.89
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.31	0.37	0.36	0.59	0.34
Net realized and unrealized gain (loss) on investments	0.25		2.10	(0.64)	(0.67)	1.84	3.05
Total from investment operations	0.36		2.41	(0.27)	(0.31)	2.43	3.39
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.34)	(0.40)	(0.29)	(0.66)	(0.44)
Distributions from net realized gains on investments	(0.57)		-	(1.23)	(0.70)	(0.73)	-
Total dividends and distributions	(0.69)		(0.34)	(1.63)	(0.99)	(1.39)	(0.44)
Net assets, end of period	$16.42		$16.75	$14.68	$16.58	$17.88	$16.84
Total Return(a)	2.11%		16.59%	(1.19)%	(1.83)%	15.08%	24.86%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$31.8		$36.9	$40.3	$44.4	$40.3	$22.4
Average net assets (in millions)	$35.2		$39.5	$41.9	$44.6	$32.5	$14.7
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.51%	(e)	1.39%	1.41%	1.38%	1.38%	1.41%
Expenses before fee waivers and/or expense reimbursement	1.76%	(e)	1.64%	1.66%	1.63%	1.63%	1.66%
Net investment income (loss)	1.30%	(e)	1.95%	2.48%	2.07%	3.40%	2.25%
Portfolio turnover rate(g)	40%	(f)	75%	48%	76%	57%	91%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.74		$14.67	$16.58	$17.88	$16.84	$13.89
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.38	0.46	0.44	0.69	0.43
Net realized and unrealized gain (loss) on investments	0.25		2.11	(0.66)	(0.66)	1.82	3.03
Total from investment operations	0.41		2.49	(0.20)	(0.22)	2.51	3.46
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.42)	(0.48)	(0.38)	(0.74)	(0.51)
Distributions from net realized gains on investments	(0.57)		-	(1.23)	(0.70)	(0.73)	-
Total dividends and distributions	(0.74)		(0.42)	(1.71)	(1.08)	(1.47)	(0.51)
Net asset value, end of period	$16.41		$16.74	$14.67	$16.58	$17.88	$16.84
Total Return(a)	2.41%		17.18%	(0.75)%	(1.33)%	15.65%	25.47%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$487.2		$565.5	$1,228.5	$1,628.4	$1,777.7	$1,254.1
Average net assets (in millions)	$533.3		$861.4	$1,337.5	$1,779.5	$1,457.1	$1,023.2
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	0.92%	(e)	0.90%	0.91%	0.88%	0.88%	0.91%
Expenses before fee waivers and/or expense reimbursement	0.92%	(e)	0.90%	0.91%	0.88%	0.88%	0.91%
Net investment income (loss)	1.88%	(e)	2.46%	3.08%	2.56%	4.00%	2.87%
Portfolio turnover rate(g)	40%	(f)	75%	48%	76%	57%	91%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.77		$14.69	$16.60	$17.90	$16.85	$13.90
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.42	0.51	0.47	0.74	0.46
Net realized and unrealized gain (loss) on investments	0.25		2.09	(0.69)	(0.67)	1.80	3.01
Total from investment operations	0.42		2.51	(0.18)	(0.20)	2.54	3.47
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.43)	(0.50)	(0.40)	(0.76)	(0.52)
Distributions from net realized gains on investments	(0.57)		-	(1.23)	(0.70)	(0.73)	-
Total dividends and distributions	(0.75)		(0.43)	(1.73)	(1.10)	(1.49)	(0.52)
Net asset value, end of period	$16.44		$16.77	$14.69	$16.60	$17.90	$16.85
Total Return(a)	2.46%		17.32%	(0.62)%	(1.23)%	15.81%	25.64%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.5		$3.1	$8.2	$27.3	$5.6	$2.7
Average net assets (in millions)	$3.3		$4.3	$20.2	$16.0	$2.8	$2.3
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	0.80%	(e)	0.80%	0.79%	0.78%	0.78%	0.81%
Expenses before fee waivers and/or expense reimbursement	1.31%	(e)	0.80%	0.79%	0.78%	0.78%	0.81%
Net investment income (loss)	1.96%	(e)	2.68%	3.43%	2.77%	4.30%	3.00%
Portfolio turnover rate(g)	40%	(f)	75%	48%	76%	57%	91%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	SPQAX	JEIBX	AGOCX	PJERX	JDEZX	PJIQX
CUSIP	74441L808	74441L881	74441L873	74441L790	74441L832	74441L816

*Formerly known as Class Q shares.

MF203E2

PGIM QMA MID-CAP VALUE FUND

(Formerly known as Prudential QMA Mid-Cap Value Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM QMA Mid-Cap Value Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Mid-Cap Value Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM QMA Mid-Cap Value Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.63	–1.14	9.05	8.48	—
Class B	2.26	–1.05	9.33	8.31	—
Class C	2.22	2.82	9.46	8.29	—
Class R	2.55	4.41	N/A	N/A	5.74 (12/22/14)
Class Z	2.77	4.91	10.56	9.38	—
Class R2	–4.81**	N/A	N/A	N/A	N/A (12/28/17)
Class R4	–4.72**	N/A	N/A	N/A	N/A (12/28/17)
Class R6***	2.83	5.03	10.71	N/A	11.30 (1/18/11)
Russell Midcap Value Index
	2.55	6.83	10.97	9.22	—
S&P MidCap 400 Index
	2.83	9.77	11.77	10.05	—
Russell Midcap Index
	3.69	11.17	11.77	9.48	—
Lipper Mid-Cap Value Funds Average
	2.74	7.36	9.96	8.40	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Since inception.

***Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the Index are also members of the Russell 1000 Value Index. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 7.41% and 11.64% for Class R6 shares.

PGIM QMA Mid-Cap Value Fund	7

Your Fund’s Performance (continued)

Standard & Poor’s MidCap 400 Index—The Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 9.64% and 11.91% for Class R6 shares.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 8.38% and 11.88% for Class R6 shares.

Lipper Mid-Cap Value Funds Average—The Lipper Mid-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Value Funds universe for the periods noted. Funds in the Lipper Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R shares is 6.64% and 10.35% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/18 (%)
SunTrust Banks, Inc., Banks	1.6
Public Service Enterprise Group, Inc., Multi-Utilities	1.6
Fifth Third Bancorp, Banks	1.5
Marathon Petroleum Corp., Oil, Gas & Consumable Fuels	1.4
Regions Financial Corp., Banks	1.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/18 (%)
Banks	10.3
Insurance	8.9
Equity Real Estate Investment Trusts (REITs)	8.7
Oil, Gas & Consumable Fuels	5.0
Consumer Finance	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Mid-Cap Value Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Mid-Cap Value Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,026.30	1.20%	$6.03
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class B	Actual	$1,000.00	$1,022.60	1.95%	$9.78
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class C	Actual	$1,000.00	$1,022.20	1.94%	$9.73
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69
Class R	Actual	$1,000.00	$1,025.50	1.39%	$6.98
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class Z	Actual	$1,000.00	$1,027.70	0.92%	$4.63
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
Class R2	Actual**	$1,000.00	$951.90	1.30%	$4.28
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class R4	Actual**	$1,000.00	$952.80	1.05%	$3.45
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class R6***	Actual	$1,000.00	$1,028.30	0.80%	$4.02
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 123 days in the period ended April 30, 2018 due to the class’ inception date of December 28, 2017.

***Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 100.5%

COMMON STOCKS

Airlines 3.3%
Alaska Air Group, Inc.	30,300	$1,967,379
American Airlines Group, Inc.	79,600	3,417,228
Copa Holdings SA (Panama) (Class A Stock)	26,600	3,116,722
JetBlue Airways Corp.*	432,800	8,305,432
Spirit Airlines, Inc.*	63,700	2,275,364
United Continental Holdings, Inc.*	161,900	10,934,726

		30,016,851

Auto Components 2.8%
Adient PLC	51,300	3,144,177
BorgWarner, Inc.	185,700	9,088,158
Goodyear Tire & Rubber Co. (The)	221,900	5,571,909
Lear Corp.	43,400	8,114,498

		25,918,742

Banks 10.3%
Associated Banc-Corp.	78,700	2,081,615
BankUnited, Inc.	67,300	2,665,753
CIT Group, Inc.	83,000	4,394,850
Citizens Financial Group, Inc.	289,400	12,007,206
East West Bancorp, Inc.	110,700	7,374,834
Fifth Third Bancorp	405,600	13,453,752
First Hawaiian, Inc.	16,100	443,555
First Horizon National Corp.	17,100	312,930
Huntington Bancshares, Inc.	353,300	5,267,703
KeyCorp	510,200	10,163,184
PacWest Bancorp	131,200	6,722,688
People’s United Financial, Inc.	10,000	182,900
Popular, Inc.	44,100	2,041,389
Regions Financial Corp.	690,400	12,910,480
SunTrust Banks, Inc.	226,700	15,143,560

		95,166,399

Beverages 1.1%
Molson Coors Brewing Co. (Class B Stock)	138,900	9,895,236

Biotechnology 0.4%
United Therapeutics Corp.*	37,100	4,085,081

Building Products 0.0%
Owens Corning	6,000	392,940

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets 2.1%
Affiliated Managers Group, Inc.	37,000	$6,099,820
Ameriprise Financial, Inc.	43,300	6,071,093
Invesco Ltd.	80,200	2,323,394
Lazard Ltd. (Class A Stock) MLP	42,700	2,323,734
Legg Mason, Inc.	59,800	2,374,060

		19,192,101

Chemicals 2.0%
Eastman Chemical Co.	104,500	10,667,360
Huntsman Corp.	263,000	7,829,510

		18,496,870

Communications Equipment 0.9%
Juniper Networks, Inc.	342,900	8,431,911

Construction & Engineering 0.9%
AECOM*	238,766	8,223,101

Consumer Finance 5.0%
Ally Financial, Inc.	301,400	7,866,540
Discover Financial Services	170,500	12,148,125
Navient Corp.	396,900	5,262,894
OneMain Holdings, Inc.*	54,200	1,672,070
Santander Consumer USA Holdings, Inc.	372,300	6,868,935
Synchrony Financial	369,800	12,266,266

		46,084,830

Containers & Packaging 1.2%
Berry Global Group, Inc.*	61,700	3,393,500
International Paper Co.	61,100	3,150,316
Owens-Illinois, Inc.*	210,701	4,283,551

		10,827,367

Diversified Financial Services 0.7%
Leucadia National Corp.	267,200	6,423,488

Diversified Telecommunication Services 1.3%
CenturyLink, Inc.	634,200	11,783,436

Electric Utilities 4.3%
Edison International	177,300	11,616,696
Entergy Corp.	132,700	10,826,993

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
FirstEnergy Corp.	175,800	$6,047,520
Great Plains Energy, Inc.	28,200	922,986
OGE Energy Corp.	52,700	1,732,249
Pinnacle West Capital Corp.	1,300	104,650
PPL Corp.	274,700	7,993,770

		39,244,864

Electrical Equipment 0.8%
Regal Beloit Corp.	101,600	7,233,920

Electronic Equipment, Instruments & Components 0.1%
Jabil, Inc.	22,500	598,500

Equity Real Estate Investment Trusts (REITs) 8.7%
Apple Hospitality REIT, Inc.	388,300	6,985,517
Brixmor Property Group, Inc.	524,435	7,808,837
CoreCivic, Inc.	143,300	2,888,928
DDR Corp.	946,500	6,862,125
Hospitality Properties Trust	286,600	7,130,608
Kimco Realty Corp.	407,700	5,915,727
Medical Properties Trust, Inc.	387,369	4,950,576
Omega Healthcare Investors, Inc.	170,300	4,424,394
Outfront Media, Inc.	88,979	1,668,356
Park Hotels & Resorts, Inc.	140,300	4,037,834
Piedmont Office Realty Trust, Inc. (Class A Stock)	71,100	1,274,112
Prologis, Inc.	4,300	279,113
Senior Housing Properties Trust	430,700	6,705,999
Spirit Realty Capital, Inc.	1,021,900	8,226,295
Uniti Group, Inc.	226,700	4,085,134
VEREIT, Inc.	963,400	6,551,120

		79,794,675

Food Products 2.3%
Campbell Soup Co.	36,400	1,484,392
J.M. Smucker Co. (The)	75,400	8,601,632
Pilgrim’s Pride Corp.*	48,100	1,038,960
TreeHouse Foods, Inc.*	29,700	1,143,450
Tyson Foods, Inc. (Class A Stock)	127,400	8,930,740

		21,199,174

Gas Utilities 0.5%
National Fuel Gas Co.	93,252	4,788,490

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.1%
Zimmer Biomet Holdings, Inc.	5,600	$644,952

Health Care Providers & Services 3.2%
Acadia Healthcare Co., Inc.*	27,000	960,660
Cardinal Health, Inc.	151,800	9,741,006
DaVita, Inc.*	104,100	6,536,439
LifePoint Health, Inc.*	84,800	4,061,920
Universal Health Services, Inc. (Class B Stock)	71,000	8,108,200

		29,408,225

Hotels, Restaurants & Leisure 2.8%
Extended Stay America, Inc.	270,096	5,288,480
Norwegian Cruise Line Holdings Ltd.*	170,400	9,111,288
Royal Caribbean Cruises Ltd.	100,700	10,894,733

		25,294,501

Household Durables 3.1%
Lennar Corp. (Class A Stock)	45,700	2,417,073
Lennar Corp. (Class B Stock)	10,500	448,245
Newell Brands, Inc.	381,800	10,549,134
PulteGroup, Inc.	77,700	2,358,972
Toll Brothers, Inc.	186,933	7,881,095
Whirlpool Corp.	31,300	4,849,935

		28,504,454

Independent Power & Renewable Electricity Producers 1.0%
AES Corp.	714,000	8,739,360

Insurance 8.9%
American Financial Group, Inc.	82,500	9,340,650
Assured Guaranty Ltd.	35,800	1,299,182
CNA Financial Corp.	143,075	7,219,564
First American Financial Corp.	92,000	4,702,120
FNF Group	131,700	4,850,511
Hartford Financial Services Group, Inc. (The)	86,700	4,667,928
Lincoln National Corp.	149,700	10,574,808
Loews Corp.	186,636	9,790,925
Principal Financial Group, Inc.	175,200	10,375,344
Reinsurance Group of America, Inc.	61,600	9,203,040
Unum Group	196,900	9,526,022

		81,550,094

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 0.7%
Liberty Expedia Holdings, Inc. (Class A Stock)*	83,100	$3,390,480
Qurate Retail Group, Inc. QVC Group (Class A Stock)	141,800	3,319,538

		6,710,018

Machinery 2.1%
Cummins, Inc.	54,700	8,744,342
PACCAR, Inc.	151,300	9,633,271
Trinity Industries, Inc.	22,400	713,888

		19,091,501

Media 2.8%
Discovery, Inc. (Class A Stock)*(a)	214,600	5,075,290
Discovery, Inc. (Class C Stock)*	201,100	4,468,442
Interpublic Group of Cos., Inc. (The)	23,800	561,442
Liberty SiriusXM Group (Class A Stock)*	39,100	1,633,207
Liberty SiriusXM Group, (Class C Stock)*	60,400	2,516,264
TEGNA, Inc.	389,600	4,118,072
Viacom, Inc. (Class A Stock)(a)	10,184	362,041
Viacom, Inc. (Class B Stock)	245,000	7,389,200

		26,123,958

Metals & Mining 2.9%
Alcoa Corp.*	137,700	7,050,240
Freeport-McMoRan, Inc.	670,100	10,192,221
Tahoe Resources, Inc.*	613,700	3,086,911
United States Steel Corp.	199,800	6,759,234

		27,088,606

Mortgage Real Estate Investment Trusts (REITs) 4.0%
AGNC Investment Corp.	408,500	7,728,820
Annaly Capital Management, Inc.	942,700	9,775,799
Chimera Investment Corp.	342,800	5,995,572
MFA Financial, Inc.	564,000	4,241,280
New Residential Investment Corp.	167,300	2,924,404
Starwood Property Trust, Inc.	95,000	1,991,200
Two Harbors Investment Corp.	292,300	4,460,498

		37,117,573

Multi-Utilities 1.6%
Public Service Enterprise Group, Inc.	277,100	14,450,765

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Multiline Retail 1.6%
Kohl’s Corp.	100,200	$6,224,424
Macy’s, Inc.	206,300	6,409,741
Nordstrom, Inc.	47,600	2,406,656

		15,040,821

Oil, Gas & Consumable Fuels 5.0%
Andeavor	14,500	2,005,640
Concho Resources, Inc.*	5,000	786,050
Devon Energy Corp.	250,400	9,097,032
Gulfport Energy Corp.*	451,000	4,194,300
Laredo Petroleum, Inc.*	466,300	5,129,300
Marathon Petroleum Corp.	174,400	13,064,304
Newfield Exploration Co.*	170,400	5,077,920
Range Resources Corp.	128,600	1,781,110
Southwestern Energy Co.*	1,153,600	4,729,760
World Fuel Services Corp.	20,500	440,135

		46,305,551

Paper & Forest Products 0.7%
Domtar Corp.	146,000	6,409,400

Personal Products 0.1%
Edgewell Personal Care Co.*	16,700	735,635

Pharmaceuticals 0.4%
Mallinckrodt PLC*(a)	44,400	577,200
Mylan NV*	89,489	3,468,594

		4,045,794

Real Estate Management & Development 1.3%
CBRE Group, Inc. (Class A Stock)*	205,500	9,311,205
Jones Lang LaSalle, Inc.	6,400	1,084,864
Realogy Holdings Corp.	58,400	1,448,904

		11,844,973

Road & Rail 0.8%
AMERCO	3,400	1,147,568
Ryder System, Inc.	98,241	6,624,391

		7,771,959

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 4.5%
AutoNation, Inc.*(a)	77,500	$3,579,725
Bed Bath & Beyond, Inc.	211,200	3,687,552
Best Buy Co., Inc.	95,900	7,339,227
Dick’s Sporting Goods, Inc.	116,300	3,848,367
Foot Locker, Inc.	106,400	4,583,712
GameStop Corp. (Class A Stock)(a)	29,300	399,945
Gap, Inc. (The)	170,400	4,982,496
Murphy USA, Inc.*	10,400	650,728
Penske Automotive Group, Inc.	88,200	3,977,820
Sally Beauty Holdings, Inc.*(a)	85,800	1,483,482
Signet Jewelers Ltd.	104,900	4,078,512
Williams-Sonoma, Inc.	50,500	2,413,900

		41,025,466

Technology Hardware, Storage & Peripherals 1.2%
Western Digital Corp.	139,900	11,022,721

Textiles, Apparel & Luxury Goods 1.9%
Michael Kors Holdings Ltd.*	126,000	8,620,920
Ralph Lauren Corp.	82,200	9,029,670

		17,650,590

Trading Companies & Distributors 1.1%
Air Lease Corp.	135,200	5,636,488
United Rentals, Inc.*	30,901	4,635,150

		10,271,638

TOTAL LONG-TERM INVESTMENTS (cost $862,278,815)		924,646,531

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	3,494,450	3,494,450
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $8,510,866; includes $8,492,296 of cash collateral for securities on loan)(b)(w)	8,511,795	8,511,795

TOTAL SHORT-TERM INVESTMENTS (cost $12,005,316)		12,006,245

TOTAL INVESTMENTS 101.8% (cost $874,284,131)		936,652,776
Liabilities in excess of other assets (1.8)%		(16,316,403)

NET ASSETS 100.0%		$920,336,373

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,197,262; cash collateral of $8,492,296 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$30,016,851	$—	$—
Auto Components	25,918,742	—	—
Banks	95,166,399	—	—
Beverages	9,895,236	—	—
Biotechnology	4,085,081	—	—
Building Products	392,940	—	—
Capital Markets	19,192,101	—	—
Chemicals	18,496,870	—	—
Communications Equipment	8,431,911	—	—
Construction & Engineering	8,223,101	—	—
Consumer Finance	46,084,830	—	—
Containers & Packaging	10,827,367	—	—
Diversified Financial Services	6,423,488	—	—
Diversified Telecommunication Services	11,783,436	—	—
Electric Utilities	39,244,864	—	—
Electrical Equipment	7,233,920	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$598,500	$—	$—
Equity Real Estate Investment Trusts (REITs)	79,794,675	—	—
Food Products	21,199,174	—	—
Gas Utilities	4,788,490	—	—
Health Care Equipment & Supplies	644,952	—	—
Health Care Providers & Services	29,408,225	—	—
Hotels, Restaurants & Leisure	25,294,501	—	—
Household Durables	28,504,454	—	—
Independent Power & Renewable Electricity Producers	8,739,360	—	—
Insurance	81,550,094	—	—
Internet & Direct Marketing Retail	6,710,018	—	—
Machinery	19,091,501	—	—
Media	26,123,958	—	—
Metals & Mining	27,088,606	—	—
Mortgage Real Estate Investment Trusts (REITs)	37,117,573	—	—
Multi-Utilities	14,450,765	—	—
Multiline Retail	15,040,821	—	—
Oil, Gas & Consumable Fuels	46,305,551	—	—
Paper & Forest Products	6,409,400	—	—
Personal Products	735,635	—	—
Pharmaceuticals	4,045,794	—	—
Real Estate Management & Development	11,844,973	—	—
Road & Rail	7,771,959	—	—
Specialty Retail	41,025,466	—	—
Technology Hardware, Storage & Peripherals	11,022,721	—	—
Textiles, Apparel & Luxury Goods	17,650,590	—	—
Trading Companies & Distributors	10,271,638	—	—
Affiliated Mutual Funds	12,006,245	—	—

Total	$936,652,776	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Banks	10.3%
Insurance	8.9
Equity Real Estate Investment Trusts (REITs)	8.7
Oil, Gas & Consumable Fuels	5.0
Consumer Finance	5.0
Specialty Retail	4.5%
Electric Utilities	4.3
Mortgage Real Estate Investment Trusts (REITs)	4.0
Airlines	3.3
Health Care Providers & Services	3.2

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Industry (cont’d.)
Household Durables	3.1%
Metals & Mining	2.9
Media	2.8
Auto Components	2.8
Hotels, Restaurants & Leisure	2.8
Food Products	2.3
Capital Markets	2.1
Machinery	2.1
Chemicals	2.0
Textiles, Apparel & Luxury Goods	1.9
Multiline Retail	1.6
Multi-Utilities	1.6
Affiliated Mutual Funds (including 0.9% of collateral for securities on loan)	1.3
Real Estate Management & Development	1.3
Diversified Telecommunication Services	1.3
Technology Hardware, Storage & Peripherals	1.2
Containers & Packaging	1.2
Trading Companies & Distributors	1.1
Beverages	1.1
Independent Power & Renewable Electricity Producers	1.0%
Communications Equipment	0.9
Construction & Engineering	0.9
Road & Rail	0.8
Electrical Equipment	0.8
Internet & Direct Marketing Retail	0.7
Diversified Financial Services	0.7
Paper & Forest Products	0.7
Gas Utilities	0.5
Biotechnology	0.4
Pharmaceuticals	0.4
Personal Products	0.1
Health Care Equipment & Supplies	0.1
Electronic Equipment, Instruments & Components	0.1
Building Products	0.0 *

101.8
Liabilities in excess of other assets	(1.8)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$8,197,262	$(8,197,262)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $8,197,262:
Unaffiliated investments (cost $862,278,815)	$924,646,531
Affiliated investments (cost $12,005,316)	12,006,245
Receivable for Fund shares sold	1,267,758
Dividends and interest receivable	936,946
Receivable for investments sold	1,982
Prepaid expenses	2,708

Total assets	938,862,170

Liabilities
Payable for Fund shares reacquired	9,072,897
Payable to broker for collateral for securities on loan	8,492,296
Management fee payable	564,359
Accrued expenses and other liabilities	252,636
Distribution fee payable	100,544
Affiliated transfer agent fee payable	43,057
Shareholder servicing fee payable	8

Total liabilities	18,525,797

Net Assets	$920,336,373

Net assets were comprised of:
Common stock, at par	$43,055
Paid-in capital in excess of par	823,195,650

823,238,705
Undistributed net investment income	1,184,126
Accumulated net realized gain on investment transactions	33,544,897
Net unrealized appreciation on investments	62,368,645

Net assets, April 30, 2018	$920,336,373

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share, ($254,174,866 ÷ 11,847,007 shares of common stock issued and outstanding)	$21.45
Maximum sales charge (5.50% of offering price)	1.25

Maximum offering price to public	$22.70

Class B
Net asset value, offering price and redemption price per share, ($4,669,986 ÷ 252,647 shares of common stock issued and outstanding)	$18.48

Class C
Net asset value, offering price and redemption price per share, ($51,448,496 ÷ 2,795,606 shares of common stock issued and outstanding)	$18.40

Class R
Net asset value, offering price and redemption price per share, ($978,570 ÷ 45,256 shares of common stock issued and outstanding)	$21.62

Class Z
Net asset value, offering price and redemption price per share, ($410,654,825 ÷ 18,942,120 shares of common stock issued and outstanding)	$21.68

Class R2
Net asset value, offering price and redemption price per share, ($9,519 ÷ 441 shares of common stock issued and outstanding)	$21.59

Class R4
Net asset value, offering price and redemption price per share, ($9,528 ÷ 441 shares of common stock issued and outstanding)	$21.61

Class R6
Net asset value, offering price and redemption price per share, ($198,390,583 ÷ 9,171,455 shares of common stock issued and outstanding)	$21.63

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	23

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$11,282,224
Income from securities lending, net (including affiliated income of $6,069)	42,165
Affiliated dividend income	31,301

Total income	11,355,690

Expenses
Management fee	3,914,603
Distribution fee(a)	707,154
Shareholder servicing fee(a)	8
Transfer agent’s fees and expenses (including affiliated expense of $116,895)(a)	583,740
Registration fees(a)	59,126
Custodian and accounting fees	52,600
Shareholders’ reports	28,816
Legal fees and expenses	12,458
Directors’ fees	12,336
Audit fee	11,808
Miscellaneous	15,954

Total expenses	5,398,603
Less: Fee waiver and/or expense reimbursement(a)	(382,105)
Distribution fee waiver(a)	(67,652)

Net expenses	4,948,846

Net investment income (loss)	6,406,844

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(3,287))	38,820,495
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(165))	(19,171,198)

Net gain (loss) on investment transactions	19,649,297

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,056,141

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	399,527	26,133	278,294	3,192	—	8	—	—
Shareholder servicing fee	—	—	—	—	—	4	4	—
Transfer agent’s fees and expenses	267,767	7,114	35,734	237	269,601	39	39	3,209
Registration fees	12,747	5,976	6,367	6,628	7,280	6,411	6,411	7,306
Fee waiver and/or expense reimbursement	(150,787)	(10,540)	(19,055)	(6,700)	(120,814)	(6,446)	(6,446)	(61,317)
Distribution fee waiver	(66,588)	—	—	(1,064)	—	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,406,844	$12,461,669
Net realized gain (loss) on investment transactions	38,820,495	43,520,843
Net change in unrealized appreciation (depreciation) on investments	(19,171,198)	78,815,689

Net increase (decrease) in net assets resulting from operations	26,056,141	134,798,201

Dividends and Distributions
Dividends from net investment income
Class A	(3,739,008)	(3,537,716)
Class B	(49,494)	(49,664)
Class C	(531,194)	(453,120)
Class R	(7,721)	(978)
Class Z	(7,012,993)	(5,075,587)
Class R6	(3,115,740)	(1,534,170)

	(14,456,150)	(10,651,235)

Distributions from net realized gains
Class A	(13,058,685)	(5,277,818)
Class B	(296,511)	(133,950)
Class C	(3,157,404)	(1,222,132)
Class R	(31,620)	(1,778)
Class Z	(20,737,953)	(6,393,200)
Class R6	(8,457,052)	(1,757,938)

	(45,739,225)	(14,786,816)

Fund share transactions
Net proceeds from shares sold	143,168,189	316,571,892
Net asset value of shares issued in reinvestment of dividends and distributions	56,283,538	24,063,415
Cost of shares reacquired	(168,443,637)	(295,887,309)

Net increase (decrease) in net assets from fund share transactions	31,008,090	44,747,998

Total increase (decrease)	(3,131,144)	154,108,148

Net Assets:
Beginning of period	923,467,517	769,359,369

End of period(a)	$920,336,373	$923,467,517

(a) Includes undistributed/(distributions in excess of) net investment income of:	$1,184,126	$9,233,432

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was organized on March 5, 1997, as a Maryland Corporation and operates as a series company. The Company consists of two funds: PGIM Jennison Equity Income Fund and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds. These financial statements relate only to the Prudential QMA Mid-Cap Value Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is capital growth.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

26

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be

PGIM QMA Mid-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the

28

term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Master Limited Partnerships (MLPs): The Fund invests in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain

PGIM QMA Mid-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and

30

management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The groups of legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.825% of the Fund’s average daily net assets up to $1 billion and 0.80% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.825% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares, 1.30% of average daily net assets for Class R2 shares, 1.05% of average daily net assets for Class R4 shares, and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. In addition, PGIM Investments had contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .80% of the Fund’s average daily net assets. To the extent shared expenses which are exclusive of class specific expenses are waived and/or reimbursed for any specific share class the Manager has voluntarily agreed to waive and/or reimburse shared expenses equally for all share classes. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.748% for the six months ended April 30, 2018.

PGIM QMA Mid-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4, and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25%, of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2019 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it received $67,563 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018, it received $2,915 and $1,027 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

32

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $7,818 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $338,340,101 and $351,821,503, respectively.

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$4,243,639	$73,165,778	$73,914,967	$—	$—	$3,494,450	3,494,450	$31,301
PGIM Institutional Money Market Fund	37,960,058	94,439,160	123,883,971	(165)	(3,287)	8,511,795	8,511,795	6,069

	$42,203,697	$167,604,938	$197,798,938	$(165)	$(3,287)	$12,006,245		$37,370

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$879,512,540

Gross Unrealized Appreciation	111,592,784
Gross Unrealized Depreciation	(54,452,548)

Net Unrealized Appreciation	$57,140,236

PGIM QMA Mid-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $0.001 per share. Of the Company’s authorized capital stock, 800 million authorized shares have been allocated to the Fund and divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4, Class T and Class R6 common stock, each of which consists of 100 million, 5 million, 30 million, 75 million, 175 million, 75 million, 75 million, 75 million and 190 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 558 Class R shares, 441 Class R2 shares, 441 Class R4 shares and 480,115 Class R6 shares of the Fund. At reporting period end, 4 shareholders of record held 29% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

34

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	978,897	$21,928,155
Shares issued in reinvestment of dividends and distributions	663,955	14,792,904
Shares reacquired	(1,763,911)	(39,478,234)

Net increase (decrease) in shares outstanding before conversion	(121,059)	(2,757,175)
Shares issued upon conversion from other share class(es)	27,358	615,101
Shares reacquired upon conversion into other share class(es)	(114,446)	(2,551,131)

Net increase (decrease) in shares outstanding	(208,147)	$(4,693,205)

Year ended October 31, 2017:
Shares sold	2,699,895	$58,412,501
Shares issued in reinvestment of dividends and distributions	362,805	7,749,518
Shares reacquired	(3,683,686)	(79,686,902)

Net increase (decrease) in shares outstanding before conversion	(620,986)	(13,524,883)
Shares issued upon conversion from other share class(es)	132,694	2,877,139
Shares reacquired upon conversion into other share class(es)	(1,470,100)	(32,156,267)

Net increase (decrease) in shares outstanding	(1,958,392)	$(42,804,011)

Class B
Six months ended April 30, 2018:
Shares sold	14,686	$290,872
Shares issued in reinvestment of dividends and distributions	16,842	324,191
Shares reacquired	(38,025)	(726,466)

Net increase (decrease) in shares outstanding before conversion	(6,497)	(111,403)
Shares reacquired upon conversion into other share class(es)	(18,594)	(366,606)

Net increase (decrease) in shares outstanding	(25,091)	$(478,009)

Year ended October 31, 2017:
Shares sold	73,367	$1,384,120
Shares issued in reinvestment of dividends and distributions	8,765	163,466
Shares reacquired	(123,589)	(2,331,642)

Net increase (decrease) in shares outstanding before conversion	(41,457)	(784,056)
Shares reacquired upon conversion into other share class(es)	(37,561)	(713,160)

Net increase (decrease) in shares outstanding	(79,018)	$(1,497,216)

Class C
Six months ended April 30, 2018:
Shares sold	81,031	$1,556,224
Shares issued in reinvestment of dividends and distributions	182,413	3,495,035
Shares reacquired	(336,578)	(6,474,484)

Net increase (decrease) in shares outstanding before conversion	(73,134)	(1,423,225)
Shares reacquired upon conversion into other share class(es)	(73,552)	(1,396,836)

Net increase (decrease) in shares outstanding	(146,686)	$(2,820,061)

Year ended October 31, 2017:
Shares sold	599,122	$11,285,262
Shares issued in reinvestment of dividends and distributions	83,944	1,558,834
Shares reacquired	(692,314)	(12,964,291)

Net increase (decrease) in shares outstanding before conversion	(9,248)	(120,195)
Shares reacquired upon conversion into other share class(es)	(307,691)	(5,746,546)

Net increase (decrease) in shares outstanding	(316,939)	$(5,866,741)

PGIM QMA Mid-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended April 30, 2018:
Shares sold	27,595	$620,751
Shares issued in reinvestment of dividends and distributions	1,751	39,341
Shares reacquired	(17,170)	(390,270)

Net increase (decrease) in shares outstanding	12,176	$269,822

Year ended October 31, 2017:
Shares sold	29,402	$636,648
Shares issued in reinvestment of dividends and distributions	128	2,756
Shares reacquired	(978)	(21,227)

Net increase (decrease) in shares outstanding	28,552	$618,177

Class Z
Six months ended April 30, 2018:
Shares sold	2,888,154	$64,849,967
Shares issued in reinvestment of dividends and distributions	1,159,823	26,084,430
Shares reacquired	(4,367,265)	(98,226,019)

Net increase (decrease) in shares outstanding before conversion	(319,288)	(7,291,622)
Shares issued upon conversion from other share class(es)	172,307	3,868,375
Shares reacquired upon conversion into other share class(es)	(21,238)	(467,408)

Net increase (decrease) in shares outstanding	(168,219)	$(3,890,655)

Year ended October 31, 2017:
Shares sold	6,905,027	$151,377,039
Shares issued in reinvestment of dividends and distributions	525,132	11,311,347
Shares reacquired	(7,168,269)	(156,501,857)

Net increase (decrease) in shares outstanding before conversion	261,890	6,186,529
Shares issued upon conversion from other share class(es)	1,628,609	35,884,210
Shares reacquired upon conversion into other share class(es)	(14,960)	(328,124)

Net increase (decrease) in shares outstanding	1,875,539	$41,742,615

Class R2
Period ended April 30, 2018*:
Shares sold	441	$10,000

Net increase (decrease) in shares outstanding	441	$10,000

Class R4
Period ended April 30, 2018*:
Shares sold	441	$10,000

Net increase (decrease) in shares outstanding	441	$10,000

36

Class R6	Shares	Amount
Six months ended April 30, 2018:
Shares sold	2,406,688	$53,902,220
Shares issued in reinvestment of dividends and distributions	514,830	11,547,637
Shares reacquired	(1,033,193)	(23,148,164)

Net increase (decrease) in shares outstanding before conversion	1,888,325	42,301,693
Shares issued upon conversion from other share class(es)	13,691	298,505

Net increase (decrease) in shares outstanding	1,902,016	$42,600,198

Year ended October 31, 2017:
Shares sold	4,269,492	$93,476,322
Shares issued in reinvestment of dividends and distributions	152,513	3,277,494
Shares reacquired	(2,043,665)	(44,381,390)

Net increase (decrease) in shares outstanding before conversion	2,378,340	52,372,426
Shares issued upon conversion from other share class(es)	8,402	182,748

Net increase (decrease) in shares outstanding	2,386,742	$52,555,174

*	Commencement of offering was December 29, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2018. The average daily balance for the 8 days that the Fund had loans outstanding during the period was $1,712,000, borrowed at a weighted average interest rate of 2.86%. The maximum loan balance outstanding during the period was $4,081,000. At April 30, 2018, the Fund did not have an outstanding loan balance.

PGIM QMA Mid-Cap Value Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.24		$19.48	$20.29	$21.57	$20.51	$15.25
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.22	0.23	0.17	0.23
Net realized and unrealized gain (loss) on investments	0.50		3.11	0.34	(0.23)	2.92	5.24
Total from investment operations	0.63		3.39	0.56	-	3.09	5.47
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.25)	(0.21)	(0.12)	(0.15)	(0.21)
Distributions from net realized gains	(1.10)		(0.38)	(1.16)	(1.16)	(1.88)	-
Total dividends and distributions	(1.42)		(0.63)	(1.37)	(1.28)	(2.03)	(0.21)
Net asset value, end of period	$21.45		$22.24	$19.48	$20.29	$21.57	$20.51
Total Return(a):	2.59%		17.56%	3.38%	0.15%	16.54%	36.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$254,175		$268,067	$272,964	$288,607	$218,957	$120,387
Average net assets (000)	$268,559		$283,669	$277,601	$267,085	$159,125	$94,162
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20%	(d)	1.21%	1.20%	1.21%	1.22%	1.40%
Expenses before waivers and/or expense reimbursement	1.36%	(d)	1.34%	1.34%	1.35%	1.42%	1.52%
Net investment income (loss)	1.21%	(d)	1.31%	1.16%	1.09%	0.81%	1.27%
Portfolio turnover rate	36%	(e)	112%	87%	101%	87%	83%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.29		$16.99	$17.88	$19.17	$18.46	$13.76
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.07	0.07	0.02	0.08
Net realized and unrealized gain (loss) on investments	0.42		2.72	0.28	(0.20)	2.61	4.74
Total from investment operations	0.47		2.82	0.35	(0.13)	2.63	4.82
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.14)	(0.08)	-	(0.04)	(0.12)
Distributions from net realized gains	(1.10)		(0.38)	(1.16)	(1.16)	(1.88)	-
Total dividends and distributions	(1.28)		(0.52)	(1.24)	(1.16)	(1.92)	(0.12)
Net asset value, end of period	$18.48		$19.29	$16.99	$17.88	$19.17	$18.46
Total Return(a):	2.20%		16.71%	2.57%	(0.59)%	15.66%	35.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,670		$5,357	$6,063	$7,202	$7,959	$5,409
Average net assets (000)	$5,270		$6,566	$6,263	$7,886	$7,163	$3,331
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	(d)	1.96%	1.95%	1.96%	1.97%	2.15%
Expenses before waivers and/or expense reimbursement	2.35%	(d)	2.09%	2.04%	2.05%	2.12%	2.28%
Net investment income (loss)	0.48%	(d)	0.56%	0.43%	0.35%	0.08%	0.48%
Portfolio turnover rate	36%	(e)	112%	87%	101%	87%	83%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.21		$16.93	$17.81	$19.10	$18.40	$13.72
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.07	0.06	0.02	0.08
Net realized and unrealized gain (loss) on investments	0.43		2.70	0.29	(0.19)	2.60	4.72
Total from investment operations	0.48		2.80	0.36	(0.13)	2.62	4.80
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.14)	(0.08)	-	(0.04)	(0.12)
Distributions from net realized gains	(1.10)		(0.38)	(1.16)	(1.16)	(1.88)	-
Total dividends and distributions	(1.29)		(0.52)	(1.24)	(1.16)	(1.92)	(0.12)
Net asset value, end of period	$18.40		$19.21	$16.93	$17.81	$19.10	$18.40
Total Return(a):	2.22%		16.65%	2.64%	(0.59)%	15.66%	35.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,448		$56,517	$55,164	$62,110	$50,573	$37,532
Average net assets (000)	$56,120		$59,943	$57,300	$59,460	$43,599	$30,636
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.94%	(d)	1.96%	1.95%	1.96%	1.97%	2.15%
Expenses before waivers and/or expense reimbursement	2.00%	(d)	2.03%	2.04%	2.05%	2.12%	2.27%
Net investment income (loss)	0.48%	(d)	0.55%	0.42%	0.34%	0.08%	0.53%
Portfolio turnover rate	36%	(e)	112%	87%	101%	87%	83%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,		December 22, 2014(f) through October 31,
	2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.38		$19.60	$20.40	$20.98
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22	0.18	0.12
Net realized and unrealized gain (loss) on investments	0.51		3.15	0.34	(0.70)
Total from investment operations	0.61		3.37	0.52	(0.58)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.21)	(0.16)	-
Distributions from net realized gains	(1.10)		(0.38)	(1.16)	-
Total dividends and distributions	(1.37)		(0.59)	(1.32)	-
Net asset value, end of period	$21.62		$22.38	$19.60	$20.40
Total Return(a):	2.50%		17.31%	3.12%	(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$979		$740	$89	$354
Average net assets (000)	$858		$412	$293	$261
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.39%	(d)	1.44%	1.45%	1.51%	(d)
Expenses before waivers and/or expense reimbursement	3.22%	(d)	4.01%	1.79%	1.81%	(d)
Net investment income (loss)	0.90%	(d)	0.99%	0.99%	0.67%	(d)
Portfolio turnover rate	36%	(e)	112%	87%	101%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	41

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.48		$19.68	$20.49	$21.76	$20.68	$15.38
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.34	0.26	0.28	0.21	0.25
Net realized and unrealized gain (loss) on investments	0.52		3.14	0.35	(0.22)	2.95	5.30
Total from investment operations	0.68		3.48	0.61	0.06	3.16	5.55
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.30)	(0.26)	(0.17)	(0.20)	(0.25)
Distributions from net realized gains	(1.10)		(0.38)	(1.16)	(1.16)	(1.88)	-
Total dividends and distributions	(1.48)		(0.68)	(1.42)	(1.33)	(2.08)	(0.25)
Net asset value, end of period	$21.68		$22.48	$19.68	$20.49	$21.76	$20.68
Total Return(a):	2.77%		17.84%	3.64%	0.45%	16.80%	36.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$410,655		$429,566	$339,119	$318,977	$173,716	$27,007
Average net assets (000)	$437,838		$402,691	$332,406	$262,069	$82,847	$12,271
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.92%	(d)	0.95%	0.95%	0.96%	0.97%	1.10%
Expenses before waivers and/or expense reimbursement	0.98%	(d)	1.02%	1.04%	1.05%	1.11%	1.26%
Net investment income (loss)	1.48%	(d)	1.55%	1.40%	1.31%	1.02%	1.36%
Portfolio turnover rate	36%	(e)	112%	87%	101%	87%	83%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

42

Class R2 Shares
	December 28, 2017(f) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.10)
Total from investment operations	(1.09)
Net asset value, end of period	$21.59
Total Return(a):	(4.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30%	(d)
Expenses before waivers and/or expense reimbursement	196.05%	(d)
Net investment income (loss)	0.19%	(d)
Portfolio turnover rate	36%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	43

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 28, 2017(f) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.10)
Total from investment operations	(1.07)
Net asset value, end of period	$21.61
Total Return(a):	(4.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05%	(d)
Expenses before waivers and/or expense reimbursement	195.74%	(d)
Net investment income (loss)	0.44%	(d)
Portfolio turnover rate	36%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.45		$19.65	$20.47	$21.75	$20.69	$15.39
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.37	0.29	0.31	0.23	0.31
Net realized and unrealized gain (loss) on investments	0.52		3.14	0.35	(0.23)	2.94	5.28
Total from investment operations	0.69		3.51	0.64	0.08	3.17	5.59
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.33)	(0.30)	(0.20)	(0.23)	(0.29)
Distributions from net realized gains	(1.10)		(0.38)	(1.16)	(1.16)	(1.88)	-
Total dividends and distributions	(1.51)		(0.71)	(1.46)	(1.36)	(2.11)	(0.29)
Net asset value, end of period	$21.63		$22.45	$19.65	$20.47	$21.75	$20.69
Total Return(a):	2.83%		18.03%	3.79%	0.55%	16.87%	36.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$198,391		$163,221	$95,960	$74,707	$31,261	$20,759
Average net assets (000)	$188,200		$125,192	$82,160	$43,995	$23,206	$7,480
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%	(d)	0.80%	0.80%	0.80%	0.91%	0.96%
Expenses before waivers and/or expense reimbursement	0.87%	(d)	0.87%	0.89%	0.89%	0.97%	1.10%
Net investment income (loss)	1.54%	(d)	1.70%	1.54%	1.50%	1.14%	1.67%
Portfolio turnover rate	36%	(e)	112%	87%	101%	87%	83%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA MID-CAP VALUE FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	SPRAX	SVUBX	NCBVX	SDVRX	SPVZX	PMVEX	PMVFX	PMVQX
CUSIP	74441L105	74441L204	74441L303	74441L782	74441L709	74441L758	74441L741	74441L824

*Formerly known as Class Q shares.

MF202E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018